Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000792359
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vvit
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
VIRTUS STRATEGIC ALLOCATION SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Strategic Allocation Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Strategic Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include acquired fund fees and expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the Series' domestic equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund's non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.

The Series invests in equity and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size.The equity allocation is invested in common, preferred, and ADR securities. The Series invests the fixed income portion of its portfolio in all sectors of fixed income securities, primarily in investment grade bonds; however, it may invest in high-yield/high-risk fixed income securities ("junk bonds"), including bank loans (which are generally floating rate). These sectors include, but are not limited to mortgage- and asset-backed, government, corporate, and municipal debt obligations. Normally, the Series' fixed income allocation has a dollar-weighted average duration of between two and eight years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series' investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series' investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series' transaction costs. The principal risks of investing in the Series are:

>      Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>      Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series' shares.

>      Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.

>      Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the Series' portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      Growth Stocks Risk.  The risk that the Series' investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>      High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>      Interest Rate Risk.  The risk that when interest rates rise, the values of the Series' debt securities, especially those with longer maturities, will fall.

>      Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>      Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the Series invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>      Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>      Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>      Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.

>      Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund's shares to decrease, perhaps significantly.

>      U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series' portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of three broad-based securities market indices (the Russell 1000® Growth Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI EAFE® Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of three broad-based securities market indices (the Russell 1000® Growth Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI EAFE® Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads
The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q/2009:	13.28%	Worst Quarter:	4Q/2008:	-14.29%	Year to date (3/31/18):	2.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/17)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. Effective September 7, 2016, the Strategic Allocation Linked Benchmark consists of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Performance of the Strategic Allocation Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The indexes are unmanaged and not available for direct investment.

Updated performance information is available at virtus.com or by calling 800-367-5877.

VIRTUS STRATEGIC ALLOCATION SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	vvit_ShareholderFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Series Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	$ 1,298
2008	rr_AnnualReturn2008	(25.45%)
2009	rr_AnnualReturn2009	24.51%
2010	rr_AnnualReturn2010	13.20%
2011	rr_AnnualReturn2011	1.91%
2012	rr_AnnualReturn2012	13.42%
2013	rr_AnnualReturn2013	17.99%
2014	rr_AnnualReturn2014	7.51%
2015	rr_AnnualReturn2015	(5.38%)
2016	rr_AnnualReturn2016	0.82%
2017	rr_AnnualReturn2017	18.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.29%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	18.97%
5 Years	rr_AverageAnnualReturnYear05	7.56%
10 Years	rr_AverageAnnualReturnYear10	5.75%
VIRTUS STRATEGIC ALLOCATION SERIES | Russell 1000® Growth Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (does not reflect fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	30.21%
5 Years	rr_AverageAnnualReturnYear05	17.33%
10 Years	rr_AverageAnnualReturnYear10	10.00%
VIRTUS STRATEGIC ALLOCATION SERIES | Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
VIRTUS STRATEGIC ALLOCATION SERIES | MSCI EAFE® Index (net)(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (net)(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	1.94%
VIRTUS STRATEGIC ALLOCATION SERIES | Strategic Allocation Linked Benchmark (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Label	rr_AverageAnnualReturnLabel	Strategic Allocation Linked Benchmark (does not reflect fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Years	rr_AverageAnnualReturnYear05	10.58%
10 Years	rr_AverageAnnualReturnYear10	7.14%

[1]	The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include acquired fund fees and expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.